Related party transactions	12 Months Ended
Dec. 31, 2025
Related party transactions
Related party transactions

24.          Related party transactions

The table below sets forth the related parties and their relationships with the Group:

Related party	Relationship with the Group
Xiaomi Inc.	(Note a)
Shenzhen Xiaomi Information Technology Co., Ltd. (“Shenzhen Xiaomi”)	(Note a)
Shenzhen Xiaomi Jingming Technology Co., Ltd. (“Xiaomi Jingming”)	(Note a)
Beijing Xiaomi Electronics Co., Ltd. (“Beijing Xaiomi”)	(Note a)
Beijing Itui Technology Co., Ltd. (“Beijing Itui”)	(Note b)
Beijing Itui Online Network Technology Co., Ltd. (“Itui Online”)	(Note b)
Shenzhen Tengtao Technology Co., Ltd. (“Shenzhen Tengtao”)	(Note b)
Shenzhen Changsheng Chang Technology Co., Ltd. (“Shenzhen Changsheng”)	(Note b)
Chizz (HK) Limited (“Chizz”)	(Note b)
Beijing Xiaobu Technology Co., Ltd. (“Beijing Xiaobu”)	(Note b)

Notes:

(a)	In April 2020, Best Ventures Limited (“Best Ventures”, formerly known as Xiaomi Ventures Limited) ceased to be the shareholder of the Company as Best Ventures together with certain shareholders of the Company exchanged their common shares of the Company for the shares of Itui International Inc. (“Itui”). In addition, Best Ventures is entitled to certain veto rights in determining Itui’s voting on the Company. As a result, Best Ventures and the companies controlled by Best Ventures continued to be related parties of the Company.
(b)	A company controlled by Itui, the principal shareholder of the Company.

24.          Related party transactions (Continued)

During the years ended December 31, 2023, 2024 and 2025, significant related party transactions were as follows:

	Years ended December 31,
(In thousands)	2023	2024	2025
Revenue from cloud computing services
Xiaomi Inc.	7,604	5,924	5,383
Beijing Itui	358	193	93
Revenue from advertising
Itui Online (note)	8,941	9,037	10,010
Shenzhen Xiaomi	13	—	137
Revenue from technical services
Shenzhen Xiaomi	354	709	635
Revenue from membership
Beijing Xiaomi	—	—	3
Rental income
Shenzhen Tengtao	—	48	36
Shenzhen Changsheng	—	52	12
Interest income
Chizz	724	1,029	1,020
Distribution costs
Beijing Xiaobu	39	—	—
Purchase of motor vehicles
Xiaomi Jingming	—	—	44
Marketing expenses
Shenzhen Xiaomi	—	—	2,063

Note:

Itui Online has been handling a majority of the Group’s advertising resources since May 2020, including negotiation and entering into contract with advertisers, matching the requirements of advertisers and dispatching the advertising content to Xunlei’s platforms, accordingly advertisers or advertising agencies are considered as customers of Itui Online and Itui Online is viewed as the customer of the Group.

24.          Related party transactions (Continued)

As of December 31, 2024 and 2025, the amounts due from/to related parties were as follows:

(In thousands)	December 31, 2024	December 31, 2025
Amounts due from related parties - current
Accounts receivable
Itui Online	9,268	10,403
Shenzhen Xiaomi	577	430
Xiaomi Inc.	1,493	1,593
Beijing Itui	177	87
Beijing Xiaomi	—	4
Other receivables
Chizz (note)	19,973	302
Other related parties (individual balance was less than US$10)	31	13
Total	31,519	12,832
Amounts due from a related party - non-current
Other receivables
Chizz (note)	—	19,826
Total	—	19,826
Amounts due to related parties
Other payables
Other related parties (individual balance was less than US$10)	17	8
Total	17	8

Note:

In September 2021, Xunlei Network provided a loan amounted to US$20 million to Chizz at an interest rate of 3% per annum for a term of 2 years. The loan was extended for another 2 years at an interest rate of 5.10% per annum in September 2023 and September 2025, respectively. Itui has been a co-debtor since the loan was extended in September 2025.